RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14. RELATED PARTY TRANSACTIONS
(a)Transactions with Key Management Personnel and Certain Board Members
Related parties, including key management personnel and certain board members, hold 78.0 million Redeemable Units of Cresco Labs, LLC, which accounts for a deficit of $77.9 million in non-controlling interests as of December 31, 2024. During the years ended December 31, 2024 and 2023, 69.8% and 71.2%, respectively, of required tax distribution payments to unit holders of Cresco Labs, LLC were made to related parties including to key management personnel and certain board members.
(b)Related Parties – Leases
For the years ended December 31, 2024 and 2023, the Company had lease liabilities for real estate lease agreements in which the lessors have a minority interest in MedMar Inc. (“MedMar”). The lease liabilities were incurred in January 2019 and May 2020 and expire in 2027 through 2030.
The Company has liabilities for real estate leases and other financing agreements in which the lessor is Clear Heights Properties where Dominic Sergi, former MVS shareholder, is Chief Executive Officer. The liabilities were incurred by entering into operating leases, finance leases and other financing transactions with terms that will expire in 2030. During the year ended December 31, 2024, the Company received $0.5 million in tenant improvement allowance reimbursements, while no reimbursements were received during the year ended December 31, 2023. The Company expects to receive further reimbursements of $0.3 million within the next twelve months.
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2024 and 2023:

		Year Ended December 31,
($ in thousands)	Classification	2024	2023
Operating Leases
Lessor has minority interest in MedMar	Rent expense	$288	$288
Lessor is an MVS shareholder[1]	Rent expense	98	1,187

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$306
Lessor has minority interest in MedMar	Interest expense	218	246
Lessor is an MVS shareholder[1]	Depreciation expense	8	90
Lessor is an MVS shareholder[1]	Interest expense	5	69
[1]Lessor is no longer a MVS shareholder as of March 31, 2024.

Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2024 and December 31, 2023:

	December 31, 2024		December 31, 2023
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in MedMar	$1,158	$1,216	$1,294	$1,345
Lessor is an MVS shareholder[1]	—	—	5,332	5,429

Finance Leases
Lessor has minority interest in MedMar	$1,423	$1,929	$1,729	$2,210
Lessor is an MVS shareholder[1]	—	—	583	502
[1]Lessor is no longer a MVS shareholder as of March 31, 2024.
The Company had other financing liabilities controlled by the former MVS holder; however, as of March 31, 2024, that related party is no longer an MVS holder and thus, as of December 31, 2024, the Company did not have any financing liabilities with related parties. As of December 31, 2023, the Company had $1.4 million of financing liabilities with related parties. During the year December 31, 2023, the Company recorded interest expense of $0.3 million, on those financing liabilities with related parties.